Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.7%
		Basic Materials: 0.7%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 591,426	0.2
365,000		Dow Chemical Co/The, 3.150%, 05/15/2024	360,186	0.1
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	443,067	0.2
350,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	353,379	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	425,687	0.1
			2,173,745	0.7

		Communications: 2.7%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	570,168	0.2
1,560,000		AT&T, Inc., 2.800%, 02/17/2021	1,567,337	0.5
335,000		AT&T, Inc., 4.050%, 12/15/2023	353,386	0.1
375,000		Baidu, Inc., 3.875%, 09/29/2023	389,409	0.1
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	468,568	0.1
450,000		eBay, Inc., 2.150%, 06/05/2020	449,760	0.1
234,000		Fox Corp., 3.050%, 04/07/2025	233,626	0.1
360,000	(1)	Fox Corp., 4.030%, 01/25/2024	374,735	0.1
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	282,877	0.1
920,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	936,047	0.3
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	188,385	0.0
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	398,263	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	607,531	0.2
858,000		Verizon Communications, Inc., 3.125%, 03/16/2022	883,122	0.3
401,000		ViacomCBS, Inc., 2.500%, 02/15/2023	394,555	0.1
580,000		ViacomCBS, Inc., 4.250%, 09/01/2023	592,380	0.2
345,000		Walt Disney Co/The, 3.000%, 09/15/2022	356,934	0.1
			9,047,083	2.7

		Consumer, Cyclical: 1.7%
392,332		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	332,727	0.1
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	384,582	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	359,971	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	399,584	0.1
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	447,404	0.1
207,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	188,831	0.1
205,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	187,727	0.1
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	242,056	0.1
881,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	863,512	0.3
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	520,541	0.2
450,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	443,630	0.1
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	333,899	0.1
815,000		Toyota Motor Credit Corp., 1.832%, (US0003M + 0.125%), 08/13/2021	779,605	0.2
185,881		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	174,107	0.0
			5,658,176	1.7

		Consumer, Non-cyclical: 5.8%
680,000	(1)	AbbVie, Inc., 2.150%, 11/19/2021	677,766	0.2
340,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	340,163	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	167,133	0.1
83,000		AbbVie, Inc., 3.375%, 11/14/2021	84,671	0.0
450,000		Altria Group, Inc., 2.850%, 08/09/2022	452,684	0.1
547,000		AmerisourceBergen Corp., 3.500%, 11/15/2021	551,469	0.2
385,000		Anthem, Inc., 3.500%, 08/15/2024	395,765	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
480,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	$ 491,001	0.1
510,000		BAT Capital Corp., 3.222%, 08/15/2024	513,248	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	986,951	0.3
405,000	(1)	Bristol-Myers Squibb Co., 2.250%, 08/15/2021	407,639	0.1
405,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	409,868	0.1
355,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	362,531	0.1
1,375,000		CVS Health Corp., 3.700%, 03/09/2023	1,433,103	0.4
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	672,704	0.2
153,000		Express Scripts Holding Co., 3.900%, 02/15/2022	159,256	0.0
325,000		Express Scripts Holding Co., 4.750%, 11/15/2021	341,709	0.1
900,000		General Mills, Inc., 3.150%, 12/15/2021	912,144	0.3
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	760,154	0.2
226,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	231,434	0.1
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	558,963	0.2
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	370,329	0.1
715,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	723,900	0.2
278,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	289,893	0.1
440,000		McKesson Corp., 3.650%, 11/30/2020	443,231	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	437,048	0.1
150,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	145,656	0.0
640,000		Novartis Capital Corp., 2.400%, 05/17/2022	659,695	0.2
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	343,770	0.1
195,000		PepsiCo, Inc., 2.750%, 03/05/2022	200,823	0.1
350,000		Pfizer, Inc., 2.800%, 03/11/2022	357,642	0.1
340,000		Philip Morris International, Inc., 1.875%, 02/25/2021	340,686	0.1
486,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	493,623	0.1
882,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	879,395	0.3
270,000		Stryker Corp., 2.625%, 03/15/2021	270,453	0.1
334,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	339,898	0.1
330,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	334,487	0.1
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	511,930	0.2
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	169,479	0.1
486,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	503,611	0.2
555,000		Zoetis, Inc., 3.250%, 08/20/2021	562,950	0.2
			19,288,855	5.8

		Energy: 2.3%
480,000		Apache Corp., 3.250%, 04/15/2022	369,784	0.1
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	210,972	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	585,686	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	503,090	0.1
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	408,347	0.1
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	827,262	0.2
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	279,697	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	682,087	0.2
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	317,153	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	754,185	0.2
405,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	378,438	0.1
548,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	390,960	0.1
315,000		ONEOK Partners L.P., 3.375%, 10/01/2022	293,273	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
570,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	$ 560,951	0.2
1,186,000		Shell International Finance BV, 1.750%, 09/12/2021	1,181,093	0.4
			7,742,978	2.3

		Financial: 13.1%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	338,420	0.1
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	390,734	0.1
1,000,000		American International Group, Inc., 3.300%, 03/01/2021	1,001,026	0.3
1,000,000		American Express Co., 3.375%, 05/17/2021	1,011,878	0.3
258,000		American Tower Corp., 3.500%, 01/31/2023	260,179	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	233,102	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	515,939	0.2
645,000	(1)	ANZ New Zealand Int'l Ltd./London, 1.900%, 02/13/2023	649,748	0.2
440,000		Assurant, Inc., 4.200%, 09/27/2023	468,297	0.1
355,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 11/21/2022	356,028	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	395,956	0.1
200,000	(2)	Bank of America Corp., 2.328%, 10/01/2021	199,747	0.1
593,000	(2)	Bank of America Corp., 2.369%, 07/21/2021	592,686	0.2
916,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	934,455	0.3
405,000	(2)	Bank of America Corp., 3.499%, 05/17/2022	409,940	0.1
390,000		Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	392,613	0.1
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	184,252	0.1
335,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	333,482	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	330,103	0.1
625,000		BBVA USA, 3.500%, 06/11/2021	621,866	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	246,827	0.1
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	354,367	0.1
270,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	272,606	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	712,575	0.2
305,000	(2)	Capital One Bank USA NA, 2.014%, 01/27/2023	298,109	0.1
395,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	401,216	0.1
570,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	579,185	0.2
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,016,007	0.3
680,000	(2)	Citigroup, Inc., 2.312%, 11/04/2022	676,562	0.2
582,000		Citigroup, Inc., 2.900%, 12/08/2021	587,746	0.2
544,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	547,910	0.2
480,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	480,467	0.1
500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	529,124	0.2
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	348,174	0.1
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	424,593	0.1
455,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	450,807	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	351,006	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	295,797	0.1
250,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	248,622	0.1
727,000		HSBC Holdings PLC, 3.400%, 03/08/2021	731,234	0.2
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	134,826	0.0
550,000		Huntington National Bank/The, 3.550%, 10/06/2023	571,064	0.2
287,000		ING Groep NV, 3.150%, 03/29/2022	288,515	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	845,695	0.3
510,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	511,367	0.2
460,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	466,240	0.1
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	288,444	0.1
421,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	439,998	0.1
440,000		Lloyds Bank PLC, 2.250%, 08/14/2022	438,899	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	$ 471,104	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	483,398	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	323,410	0.1
464,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	458,046	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	199,961	0.1
820,000		Mizuho Financial Group, Inc., 2.309%, (US0003M + 0.630%), 05/25/2024	745,327	0.2
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	320,150	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	881,715	0.3
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,626,976	0.5
330,000	(3)	MUFG Union Bank NA, 2.100%, 12/09/2022	326,202	0.1
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	250,166	0.1
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	303,029	0.1
500,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	509,346	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	389,219	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	351,423	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	488,420	0.1
590,000		Reinsurance Group of America, Inc., 5.000%, 06/01/2021	612,077	0.2
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	483,886	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	341,926	0.1
225,000		Royal Bank of Canada, 2.560%, (US0003M + 0.660%), 10/05/2023	223,056	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	583,290	0.2
569,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	575,874	0.2
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	326,677	0.1
595,000		Skandinaviska Enskilda Banken AB, 1.875%, 09/13/2021	589,788	0.2
340,000	(2)	State Street Corp., 2.354%, 11/01/2025	337,097	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	318,442	0.1
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	595,043	0.2
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	835,070	0.2
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	548,674	0.2
799,000		Truist Bank, 1.250%, 03/09/2023	775,254	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,062,214	0.3
565,000	(1),(2)	UBS Group AG, 2.859%, 08/15/2023	560,869	0.2
205,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	202,350	0.1
1,410,000	(2)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,412,567	0.4
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	904,776	0.3
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	499,446	0.1
268,000		XLIT Ltd., 4.450%, 03/31/2025	277,316	0.1
			43,352,017	13.1

		Industrial: 2.1%
530,000		Amphenol Corp., 2.200%, 04/01/2020	530,000	0.2
405,000	(1)	Carrier Global Corp., 1.923%, 02/15/2023	399,517	0.1
405,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	413,988	0.1
470,000		Caterpillar Financial Services Corp., 2.950%, 02/26/2022	479,190	0.2
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	403,323	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	352,218	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	235,086	0.1
335,000	(3)	John Deere Capital Corp., 2.050%, 01/09/2025	335,178	0.1
360,000		John Deere Capital Corp., 2.950%, 04/01/2022	367,917	0.1
348,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	352,526	0.1
435,000		Rockwell Collins, Inc., 3.700%, 12/15/2023	453,932	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	$ 422,524	0.1
289,000		Ryder System, Inc., 3.500%, 06/01/2021	289,017	0.1
410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	443,070	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	949,166	0.3
480,000		WestRock RKT LLC, 4.900%, 03/01/2022	489,192	0.2
			6,915,844	2.1

		Technology: 1.9%
620,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	624,748	0.2
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	671,058	0.2
1,000,000		Apple, Inc., 1.800%, 09/11/2024	1,020,007	0.3
352,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	355,895	0.1
116,000		Electronic Arts, Inc., 3.700%, 03/01/2021	116,549	0.0
445,000		Fiserv, Inc., 2.750%, 07/01/2024	443,343	0.1
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	230,297	0.1
355,000		HP, Inc., 4.300%, 06/01/2021	369,906	0.1
315,000		International Business Machines Corp., 2.850%, 05/13/2022	323,826	0.1
860,000		NVIDIA Corp., 2.200%, 09/16/2021	867,980	0.3
288,000		Oracle Corp., 2.500%, 04/01/2025	294,350	0.1
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	910,551	0.3
			6,228,510	1.9

		Utilities: 3.4%
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	429,447	0.1
375,000		Consumers Energy Co., 3.375%, 08/15/2023	391,137	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	719,175	0.2
525,000	(2),(4)	Dominion Energy, Inc., 2.715%, 08/15/2021	518,297	0.2
875,000		DTE Energy Co., 2.600%, 06/15/2022	872,205	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,118,197	0.3
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	407,183	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	302,238	0.1
176,000		Edison International, 4.950%, 04/15/2025	175,593	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	267,413	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	248,876	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	255,883	0.1
255,000		Evergy, Inc., 4.850%, 06/01/2021	257,785	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	461,817	0.1
380,000		FirstEnergy Corp., 4.250%, 03/15/2023	388,559	0.1
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	828,560	0.2
310,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	309,702	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	220,428	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	331,568	0.1
524,000		PNM Resources, Inc., 3.250%, 03/09/2021	527,487	0.2
485,000		Public Service Electric & Gas Co., 3.750%, 03/15/2024	501,960	0.1
365,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	368,017	0.1
369,000		Southern California Edison Co., 2.400%, 02/01/2022	359,760	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	334,440	0.1
150,000		Wisconsin Power & Light Co., 2.250%, 11/15/2022	151,431	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	619,950	0.2
			11,367,108	3.4

	Total Corporate Bonds/Notes
	(Cost $112,350,366)		111,774,316	33.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
1,714,083		Fannie Mae REMICS 2006-43-FJ, 1.357%, (US0001M + 0.410%), 06/25/2036	1,697,345	0.5
1,206,918		Fannie Mae REMICS 2007-14 PF, 1.137%, (US0001M + 0.190%), 03/25/2037	1,184,284	0.4
472,269		Fannie Mae REMICS 2010-123 FL, 1.377%, (US0001M + 0.430%), 11/25/2040	467,099	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,941,644		Fannie Mae REMICS 2011-51 FM, 1.597%, (US0001M + 0.650%), 06/25/2041	$ 1,931,256	0.6
172,301		Fannie Mae REMICS 2011-96 FN, 1.447%, (US0001M + 0.500%), 10/25/2041	170,971	0.1
1,460,045		Fannie Mae REMICS 2010-136 FG, 1.447%, (US0001M + 0.500%), 12/25/2030	1,450,153	0.4
2,327,811		Fannie Mae REMICS 2011-68 F, 1.217%, (US0001M + 0.270%), 07/25/2031	2,315,621	0.7
177,265	(1),(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	179,455	0.1
502,801	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.590%, 10/25/2046	489,824	0.1
573,705		Freddie Mac REMICS 4508 CF, 1.105%, (US0001M + 0.400%), 09/15/2045	574,728	0.2
2,655,468		Ginnie Mae Series 2012-H31 FD, 2.002%, (US0001M + 0.340%), 12/20/2062	2,614,665	0.8
698,586		Ginnie Mae Series 2016-H08 FT, 1.619%, (US0001M + 0.720%), 02/20/2066	694,936	0.2
3,225,418		Ginnie Mae Series 2016-H06 FD, 2.582%, (US0001M + 0.920%), 07/20/2065	3,212,603	1.0
255,460	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	257,682	0.1
410,583	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.938%, 10/25/2044	393,519	0.1
418,297	(1),(2)	Sequoia Mortgage Trust 2014-4 B3, 3.865%, 11/25/2044	400,195	0.1
481,602	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	482,398	0.1
190,049	(2)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.464%, 06/25/2034	169,544	0.0
896,997	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	892,503	0.3

	Total Collateralized Mortgage Obligations
	(Cost $19,838,413)		19,578,781	5.9

U.S. TREASURY OBLIGATIONS: 24.9%
		U.S. Treasury Notes: 24.9%
34,466,000		0.375%,03/31/2022	34,560,916	10.4
12,605,000		0.500%,03/15/2023	12,685,258	3.8
1,127,000		0.500%,03/31/2025	1,134,242	0.3
823,000		0.625%,03/31/2027	827,678	0.3
1,518,800		1.625%,12/31/2021	1,556,088	0.5
31,276,000		2.125%,01/31/2021	31,801,339	9.6

	Total U.S. Treasury Obligations
	(Cost $81,937,403)		82,565,521	24.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.7%
350,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 2.155%, (US0001M + 1.450%), 09/15/2032	286,411	0.1
535,939	(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	534,687	0.2
830,000	(1)	BFLD 2019-DPLO A, 1.795%, (US0001M + 1.090%), 10/15/2034	704,168	0.2
1,757,937	(1)	BX Commercial Mortgage Trust 2019-XL D, 2.155%, (US0001M + 1.450%), 10/15/2036	1,617,062	0.5
200,000	(2)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	187,935	0.1
971,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.092%, 03/10/2047	863,979	0.3
347,367		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	355,825	0.1
668,582		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	686,426	0.2
710,000	(1)	CLNY Trust 2019-IKPR A, 1.834%, (US0001M + 1.227%), 11/15/2038	650,125	0.2
725,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	731,720	0.2
1,445,562		COMM 2013-CCRE12 ASB Mortgage Trust, 3.623%, 10/10/2046	1,485,375	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,700,000		COMM 2013-CCRE6 A4 Mortgage Trust, 3.101%, 03/10/2046	$ 1,749,052	0.5
1,663,000	(1),(2)	COMM 2013-CR10 D Mortgage Trust, 4.789%, 08/10/2046	1,490,539	0.4
1,705,000	(2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,592,852	0.5
947,382		COMM 2014-LC17 ASB Mortgage Trust, 3.620%, 10/10/2047	984,876	0.3
1,029,976		COMM 2015-CR22 ASB Mortgage Trust, 3.144%, 03/10/2048	1,064,992	0.3
1,370,000		COMM 2015-CR26 ASB Mortgage Trust, 3.373%, 10/10/2048	1,422,792	0.4
83,950		COMM 2012-LC4 A4, 3.288%, 12/10/2044	85,460	0.0
1,690,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.935%, (US0001M + 1.230%), 05/15/2036	1,596,766	0.5
280,471	(1)	CSWF 2018-TOP C, 2.155%, (US0001M + 1.450%), 08/15/2035	233,352	0.1
1,490,000	(1),(2)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,504,955	0.5
1,700,000	(1),(2)	DBUBS 2011-LC1A E, 5.689%, 11/10/2046	1,636,209	0.5
730,000	(1),(2)	DBUBS 2011-LC2A D, 5.530%, 07/10/2044	711,397	0.2
88,244	(2)	Ginnie Mae 2011-53 B, 3.924%, 05/16/2051	90,629	0.0
167,691		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	170,329	0.0
608,274		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	619,239	0.2
119,025	(2)	Ginnie Mae 2015-21 AF, 2.078%, 07/16/2048	119,892	0.0
397,722		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	401,501	0.1
172,468		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	175,016	0.1
560,430		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	567,313	0.2
227,142		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	230,057	0.1
365,417		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	371,134	0.1
834,516		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	845,488	0.3
853,097		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	866,806	0.3
1,000,000	(1)	Great Wolf Trust 2019-WOLF A, 1.739%, (US0001M + 1.034%), 12/15/2029	923,718	0.3
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	503,650	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 2.205%, (US0001M + 1.500%), 10/15/2036	1,263,549	0.4
1,320,000	(1),(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.637%, 03/10/2044	1,307,147	0.4
760,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.651%, 01/10/2045	749,297	0.2
1,040,000	(2)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.708%, 05/10/2045	1,020,414	0.3
1,330,000		GS Mortgage Securities Trust 2013-GCJ14 A5, 4.243%, 08/10/2046	1,410,418	0.4
420,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.795%, (US0001M + 1.090%), 10/15/2031	407,479	0.1
613,299		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	613,258	0.2
508,187		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	517,562	0.2
480,000		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	496,927	0.1
977,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.636%, 11/15/2043	861,346	0.3
2,710,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.419%, 08/15/2046	2,767,331	0.8
700,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	698,121	0.2
4,526		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,560	0.0
1,820,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.198%, 11/15/2045	1,641,140	0.5
1,630,000	(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.892%, 01/15/2047	1,516,289	0.5
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,272,938	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
279,032		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	$ 280,954	0.1
1,210,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	1,052,182	0.3
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,275,965	0.4
795,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	807,160	0.2
1,250,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.083%, 07/15/2046	1,328,749	0.4
950,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	962,182	0.3
532,624		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	552,858	0.2
1,730,000	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,398,569	0.4
960,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	981,716	0.3
750,000	(2)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.521%, 08/15/2039	748,363	0.2
490,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	491,792	0.1
1,555,709		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,585,773	0.5
736,613	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	743,597	0.2
1,720,000	(2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 3.976%, 06/15/2046	1,579,577	0.5
360,000	(2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	382,081	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $62,135,408)		58,781,021	17.7

ASSET-BACKED SECURITIES: 17.3%
		Automobile Asset-Backed Securities: 7.3%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	612,401	0.2
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	203,526	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	754,355	0.2
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	615,362	0.2
1,800,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,765,641	0.5
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	845,630	0.3
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	405,786	0.1
800,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	793,123	0.2
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	750,533	0.2
150,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	149,153	0.0
800,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	783,524	0.2
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	656,032	0.2
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	650,274	0.2
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	444,554	0.1
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	503,822	0.2
500,000		GM Financial Automobile Leasing Trust 2020-1 A2A, 1.670%, 04/20/2022	498,645	0.2
1,050,000		GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,031,566	0.3
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	662,649	0.2
550,000		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	554,775	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
250,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	$ 249,233	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	956,399	0.3
295,177		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	295,504	0.1
400,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	403,573	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	456,989	0.1
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	650,003	0.2
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	521,954	0.2
773,300	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	774,585	0.2
850,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	842,642	0.3
1,100,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	1,087,306	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	649,623	0.2
78,140	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	78,204	0.0
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	496,312	0.2
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	444,224	0.1
1,300,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,280,561	0.4
792,960	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	797,659	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	650,985	0.2
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	943,875	0.3
			24,260,982	7.3

		Credit Card Asset-Backed Securities: 1.1%
1,000,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,014,853	0.3
1,150,000		Chase Issuance Trust 2020-1 A1, 1.530%, 01/15/2025	1,164,124	0.3
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,557,963	0.5
			3,736,940	1.1

		Home Equity Asset-Backed Securities: 0.0%
7,874		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 05/25/2020	7,892	0.0

		Other Asset-Backed Securities: 8.6%
500,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330%), 01/20/2033	468,128	0.1
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 2.989%, (US0003M + 1.170%), 10/20/2031	789,488	0.2
560,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.905%, (US0001M + 1.200%), 06/15/2034	533,889	0.2
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.061%, (US0003M + 1.230%), 01/15/2030	640,177	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.169%, (US0003M + 1.350%), 07/18/2029	232,858	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.169%, (US0003M + 1.350%), 07/20/2030	233,131	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.081%, (US0003M + 1.250%), 07/15/2029	555,868	0.2
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 2.967%, (US0003M + 1.140%), 01/20/2031	235,108	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 2.742%, (US0003M + 1.050%), 05/15/2031	470,640	0.1
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.086%, (US0003M + 1.250%), 10/17/2030	582,218	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.037%, (US0003M + 1.210%), 10/18/2030	715,635	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,000	(1)	CIFC Funding 2017-4 A1, 3.051%, (US0003M + 1.250%), 10/24/2030	$ 568,340	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 2.986%, (US0003M + 1.150%), 10/17/2031	563,373	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.019%, (US0003M + 1.200%), 10/20/2030	566,884	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	406,302	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 2.999%, (US0003M + 1.180%), 10/20/2030	236,456	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.041%, (US0003M + 1.210%), 10/15/2030	644,528	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.851%, (US0003M + 1.020%), 04/15/2031	237,006	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.181%, (US0003M + 1.350%), 04/15/2028	1,028,411	0.3
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.892%, (US0003M + 1.200%), 08/15/2030	460,218	0.1
1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180%), 04/17/2033	930,000	0.3
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.069%, (US0003M + 1.250%), 01/20/2030	270,892	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.021%, (US0003M + 1.220%), 07/24/2030	713,060	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.031%, (US0003M + 1.200%), 10/15/2030	472,260	0.1
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 2.969%, (US0003M + 1.150%), 11/28/2030	283,328	0.1
424,231	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	422,057	0.1
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.651%, (US0003M + 1.200%), 04/17/2033	845,000	0.3
600,000	(1)	LCM 26A A2 Ltd., 3.069%, (US0003M + 1.250%), 01/20/2031	548,036	0.2
250,000	(1)	LCM XXIV Ltd. 24A A, 3.129%, (US0003M + 1.310%), 03/20/2030	237,460	0.1
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.835%, (US0001M + 1.130%), 05/09/2036	449,332	0.1
700,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 3.469%, (US0003M + 1.650%), 04/20/2031	653,015	0.2
700,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 3.481%, (US0003M + 1.650%), 04/15/2031	650,452	0.2
800,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	669,392	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.009%, (US0003M + 1.190%), 01/20/2031	375,517	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.181%, (US0003M + 1.350%), 07/15/2029	464,127	0.1
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.206%, (US0003M + 1.375%), 07/15/2029	450,642	0.1
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.169%, (US0003M + 1.350%), 07/19/2030	370,360	0.1
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.036%, (US0003M + 1.200%), 10/17/2031	467,870	0.1
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.919%, (US0003M + 1.100%), 07/20/2030	924,245	0.3
437,231	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	424,672	0.1
392,722	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	381,232	0.1
1,286,020	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	1,283,859	0.4
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	799,953	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 2.892%, (US0003M + 1.200%), 11/18/2030	378,887	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000	(1) TCI-Symphony CLO 2017-1A A Ltd., 3.061%, (US0003M + 1.230%), 07/15/2030	$ 475,410	0.1
600,000	(1) THL Credit Wind River 2013-2A AR CLO Ltd., 3.049%, (US0003M + 1.230%), 10/18/2030	564,204	0.2
570,000	(1) THL Credit Wind River 2017-2A A CLO Ltd., 3.049%, (US0003M + 1.230%), 07/20/2030	540,593	0.2
600,000	(1) THL Credit Wind River 2018-2 A A2Clo Ltd., 3.281%, (US0003M + 1.450%), 07/15/2030	552,523	0.2
600,000	(1) THL Credit Wind River 2019-2A A2 Clo Ltd., 3.501%, (US0003M + 1.650%), 01/15/2033	554,924	0.2
800,000	(1) Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	806,926	0.2
250,000	(1) Venture 34 CLO Ltd. 2018-34A A, 3.061%, (US0003M + 1.230%), 10/15/2031	231,695	0.1
600,000	Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	608,514	0.2
450,000	(1) Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	448,474	0.1
		28,417,569	8.6

	Student Loan Asset-Backed Securities: 0.3%
850,000	(1) Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	860,195	0.3

	Total Asset-Backed Securities
	(Cost $59,073,924)	57,283,578	17.3

SUPRANATIONAL BONDS: 0.1%
179,000	European Investment Bank, 1.750%, 05/15/2020	179,226	0.1

	Total Supranational Bonds
	(Cost $178,474)	179,226	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%(5)
3	3.500%, (H15T1Y + 1.997%),07/01/2024	3	0.0

	Uniform Mortgage-Backed Securities: 0.0%
24,760	6.500%,10/01/2022	27,456	0.0
22,220	6.500%,10/01/2032	25,705	0.0
14,195	7.000%,10/01/2032	14,411	0.0
		67,572	0.0

	Total U.S. Government Agency Obligations
	(Cost $62,243)	67,575	0.0

	Total Long-Term Investments
	(Cost $335,576,231)	330,230,018	99.6

SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.1%
353,164	(6) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $353,164, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $360,227, due 04/15/21-09/20/69)
	(Cost $353,164)	353,164	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,726,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $1,726,000)	1,726,000	0.5

	Total Short-Term Investments
	(Cost $2,079,164)	2,079,164	0.6

	Total Investments in Securities (Cost $337,655,395)	$ 332,309,182	100.2
	Liabilities in Excess of Other Assets	(547,317)	(0.2)
	Net Assets	$ 331,761,865	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(3)	Security, or a portion of the security, is on loan.

(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2020.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$111,774,316	$–	$111,774,316
Collateralized Mortgage Obligations	–	19,578,781	–	19,578,781
Asset-Backed Securities	–	57,283,578	–	57,283,578
Commercial Mortgage-Backed Securities	–	58,781,021	–	58,781,021
Supranational Bonds	–	179,226	–	179,226
U.S. Government Agency Obligations	–	67,575	–	67,575
U.S. Treasury Obligations	–	82,565,521	–	82,565,521
Short-Term Investments	1,726,000	353,164	–	2,079,164
Total Investments, at fair value	$1,726,000	$330,583,182	$–	$332,309,182
Other Financial Instruments+
Futures	1,307,679	–	–	1,307,679
Total Assets	$3,033,679	$330,583,182	$–	$333,616,861
Liabilities Table
Other Financial Instruments+
Futures	$(870,545)	$–	$–	$(870,545)
Total Liabilities	$(870,545)	$–	$–	$(870,545)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	385	06/30/20	$84,847,383	$1,307,679
			$84,847,383	$1,307,679
Short Contracts:
U.S. Treasury 10-Year Note	(42)	06/19/20	(5,824,875)	(257,962)
U.S. Treasury 5-Year Note	(149)	06/30/20	(18,678,547)	(612,583)
			$(24,503,422)	$(870,545)

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $337,661,999.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,062,237
Gross Unrealized Depreciation	(7,977,920)
Net Unrealized Depreciation	$(4,915,683)